Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Amounts Recognized in Financial Statements
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2021	2020
Associates	24	6

Total	24	6

The amounts recognised in the income statement are as follows:

All figures in £ millions	2021	2020
Associates	1	5

Total	1	5